Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 4,400,690	$ 3,583,546
Other comprehensive income, net of tax:
Change in unrealized holding gain on securities available-for-sale arising during the period	(293,685)	86,475
Reclassification adjustment for gains realized in income	351,301	0
Net change in unrealized gain	57,616	86,475
Tax effect	(19,589)	(29,401)
Other comprehensive income, net of tax	38,027	57,074
Total comprehensive income	$ 4,438,717	$ 3,640,620